Consolidation of Navios Containers (Details) - USD ($) $ / shares in Units, $ in Thousands	11 Months Ended	12 Months Ended
	Nov. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Subsidiary or Equity Method Investee [Line Items]
Common stock shares outstanding		12,843,414	12,038,647
Pro forma revenues		$ 639,607	$ 502,237
Pro forma net income/(loss)		$ (313,971)	$ (107,210)
Navios Containers
Subsidiary or Equity Method Investee [Line Items]
Date of conversion into a limited partnership		Nov. 30, 2018
Common stock shares outstanding	34,603,100
Closing price of the common stock	$ 4.96
Ownership by Noncontrolling interest	96.30%
Cash and restricted cash	$ 24,400
Carrying value of Navios Holdings' interest	6,078
Gain on obtaining control	$ 191
Navios Containers | Minimum
Subsidiary or Equity Method Investee [Line Items]
Percentage of outstanding common units holders’ vote required to remove the general partner		75.00%
Navios Containers
Subsidiary or Equity Method Investee [Line Items]
Interest percentage of Navios Holdings	3.70%
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual		$ 12,053
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual		$ 752